OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Other Liabilities [Abstract]
Schedule of Other Liabilities
	December 31,
	2025	2024
Deferred wage tax and social security (1)	$6,211	$7,227
Deferred VAT (1)	4,168	4,858
Severance pay liability	2,139	1,881
Total other liabilities	$12,518	$13,966